Stock-Based Compensation (Details 2) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Deferred Compensation Liability, Current	$ 0.0	$ 1.0	$ 0.0
Employee Service Share-based Compensation, Tax Benefit Realized from Exercise of Stock Options	$ 0.5	$ 0.3	$ 0.1
$8.18 - $9.55 Range [Member]
Summarized information about outstanding and exercisable stock option
Range of exercise prices, Lower limit	$ 8.18
Range of exercise prices, Upper limit	$ 9.55
Shares outstanding	816
Weighted average remaining contractual price	1 year 3 months 18 days
Weighted average exercise price	$ 8.30
Shares exercisable	484
Weighted average exercise price	$ 8.35
$10.49 - $17.80 Range [Member]
Summarized information about outstanding and exercisable stock option
Range of exercise prices, Lower limit	10.49
Range of exercise prices, Upper limit	$ 17.80
Shares outstanding	925
Weighted average remaining contractual price	2 years 10 months 13 days
Weighted average exercise price	$ 13.55
Shares exercisable	302
Weighted average exercise price	$ 10.58
$18.77 - $22.70 Range [Member]
Summarized information about outstanding and exercisable stock option
Range of exercise prices, Lower limit	18.77
Range of exercise prices, Upper limit	$ 22.70
Shares outstanding	862
Weighted average remaining contractual price	3 years 18 days
Weighted average exercise price	$ 21.84
Shares exercisable	65
Weighted average exercise price	$ 21.21
$23.40-27.33 Range [Member]
Summarized information about outstanding and exercisable stock option
Range of exercise prices, Lower limit	23.40
Range of exercise prices, Upper limit	$ 27.33
Shares outstanding	284
Weighted average remaining contractual price	2 years 3 months 4 days
Weighted average exercise price	$ 24.22
Shares exercisable	112
Weighted average exercise price	$ 23.49